Other Liabilities (Details) - Schedule of Contingent Guarantee Liabilities - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Contingent Guarantee Liabilities [Abstract]
As of January 1	¥ 148,232,216	¥ 3,182,958
Provision for credit losses	149,512,430	145,049,258
Payouts during the year	(156,233,140)
Increase in guaranteed recoverable assets	150,043,659
As of December 31	¥ 291,555,165	¥ 148,232,216